Employment Benefits - Summary of Remeasurement Components Recognized in Other Comprehensive Income (loss) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income [abstract]
Actuarial gain from changes in financial assumptions	₩ (967,366)	₩ (258,194)
Experience adjustments	(45,361)	(87,561)
Expected return	11,609	8,457
Total loss (gain) on remeasurement, net defined benefit liability (asset)	₩ (1,001,118)	₩ (337,298)